Trade and other payables - Narrative (Details)	Mar. 22, 2018 USD ($)
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Facility size	$ 173,600,000.0